Gains or losses on non financial assets and investments, net (Tables)	12 Months Ended
Dec. 31, 2019
Gains or losses on non financial assets and investments, net (Tables) [Abstract]
Gains (losses) on disposal of assets not classified as non-current assets held for sale the breakdown of the balance

The breakdown of the balance of this item is as follows:

Thousand of reais	2019	2018	2017

Gains	55,709	11,627	1,798
Tangible and intangible assets	55,709	11,627	1,798
Losses	(45,063)	(37,103)	(66,100)
Tangible and intangible assets	(45,063)	(37,103)	(13,719)
Investments (1)	-	-	(52,381)
Total	10,646	(25,476)	(64,302)

(1) In 2017, includes the amount of R$41,999 related to the sale of BW Guirapá I S.A.